As filed with the Securities and Exchange Commission
on December 5, 1996
								Registration No. 2-96408
										811-4254

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No.	[X] Post-Effective Amendment No.
   44

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940, as amended

Amendment No.  45  [X]

SMITH BARNEY INCOME FUNDS
(Exact name of Registrant as Specified in Charter)

388 Greenwich Street, New York, New York 10013
(Address of principal executive offices) (Zip Code)

(212) 723-9218
(Registrant's telephone number, including Area Code)

Christina T. Sydor
Secretary

Smith Barney Income Funds
388 Greenwich Street
New York, New York 10013, 22nd Floor
(Name and address of agent for service)

copies to:

Burton M. Leibert, Esq.
Willkie Farr & Gallagher
One Citicorp Center
153 East 53rd Street
New York, NY  10022

Approximate Date of Proposed Public Offering:
As soon as possible after this Post-Effective Amendment becomes effective.

It is proposed that this filing become effective:

   X       Immediately upon filing pursuant to Rule 485(b)
           on                             pursuant to Rule 485(b)
           60 days after filing pursuant to Rule 485(a)
_____  on -------------- pursuant to Rule 485(a)



The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended July 31, 1996 was filed on September 27, 1996 as Accession Number 000076424-96-000002




To Register Additional Securities under Reg. 270.24e-2

CALCULATION OF REGISTRATION FEE

Title of
Securities
being
registered



Funds
Share
Amount
being
registered
Proposed
Maximum
offering
price
per share
Proposed
Maximum
aggregate
offering
price*
Amount of
registration
fee








Shares of
beneficial
interest par
value $.001
per share
Exchange
Reserve Fund

3,432,750
$1.00
$290,000
$100


Tax-Exempt
Fund

5,357,838
$18.48
$290,000
$100


Utilities
Fund
14,556,473
$15.89
$290,000
$100









The fee for the shares to be registered by this filing has been computed on the basis of the market value per share in effect on November 29, 1996.

*Calculation of the proposed maximum offering price has been made pursuant to Rule 24e-2.

During its fiscal year ended July 31, 1996, the Fund redeemed
426,972,534 shares of the Exchange Reserve Fund. During its current fiscal year, the Fund used 423,829,784 shares of the Exchange Reserve Fund it redeemed during its fiscal year ended July 31, 1996, for a reduction pursuant to Rule 24f-2(c).

The Fund currently is registering 3,432,750 shares for the Exchange Reserve Fund, which is equal to the remaining 3,142,750 shares redeemed during its fiscal year ended July 31, 1996, plus 290,000 shares.

During its current fiscal year, the Fund filed no other post-effective amendments for the purpose of reduction pursuant to Rule 24e-2(a).

During its fiscal year ended July 31, 1996, the Fund redeemed 10,084,557 shares of the Tax-Exempt Fund. During its current fiscal year, the Fund used 4,742,412 shares of the Tax-Exempt Fund it redeemed during its fiscal year ended July 31, 1996, for a reduction pursuant to Rule 24f-2(c).

The Fund currently is registering 5,357,838 shares for the Tax-Exempt Fund, which is equal to the remaining 5,342,145 shares redeemed during its fiscal year ended July 31, 1996, plus 15,693 shares.

During its current fiscal year, the Fund filed no other post-effective amendments for the purpose of reduction pursuant to Rule 24e-2(a).

During its fiscal year ended July 31, 1996, the Fund redeemed 36,489,853 shares of the Utilities Fund. During its current fiscal year, the Fund used 21,951,630 shares of the Tax-Exempt Fund it redeemed during its fiscal year ended July 31, 1996, for a reduction pursuant to Rule 24f-2(c).

The Fund currently is registering 14,556,473 shares for the Utilities Fund, which is equal to the remaining 14,538,223 shares redeemed during its fiscal year ended July 31, 1996, plus 18,250 shares.

During its current fiscal year, the Fund filed no other post-effective amendments for the purpose of reduction pursuant to Rule 24e-2(a).





SMITH BARNEY INCOME FUNDS

CONTENTS OF
REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover

Contents Page

Cross-Reference Sheet

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits


	SMITH BARNEY INCOME FUNDS

	FORM  N-1A CROSS REFERENCE SHEET
	Pursuant to Rule 495(a) Under the Securities Act of 1933, as amended


Part A
Item No. and Caption					Prospectus Caption


1.	Cover Page					Cover Page

2.	Synopsis					Prospectus Summary

3.	Condensed Financial Information		Financial Highlights;

4.	General Description of Registrant		Cover Page; Prospectus
Summary;
							Investment Objective and
Policies;
							Distributor; Additional
Information

5.	Management of the Fund			Prospectus Summary; Management
of
							the Trust and the Fund;
Distributor;
							Additional Information

6.	Capital Stock and Other Securities		Investment Objective and
Policies;
							Dividends, Distributions and
Taxes;
							Additional Information

7.	Purchase of Securities Being Offered		Valuation of
Shares; Purchase of
							Shares; Exchange Privilege;
Redemption
							of Shares;Purchase, Exchange
and
							Redemption of Shares; Minimum
							Account Size;
							Distributor

8.	Redemption or Repurchase of Shares		Purchase of Shares;
Redemption of
							Shares; Exchange Privilege;
							Purchase, Exchange and
							Redemption of Shares

9.	Pending Legal Proceedings			Not Applicable


Part B 							Statement of Additional
Item No. and Caption					Information Caption


10.	Cover Page					Cover page

11.	Table of Contents				Contents

12.	General Information and History			Distributor;
Additional Information

13.	Investment Objectives and Policies		Investment Objectives
and Management
							Policies

14.	Management of the Fund			Management of the Trust and
the Funds;
							Distributor

15.	Control Persons and Principal			Management of the Trust
and the Funds
	Holders of Securities

16.	Investment Advisory and			Management of the Trust and
the Funds;
	Other Services					Distributor

17.	Brokerage Allocation				Investment Objectives
and Management
							Policies; Distributor

18.	Capital Stock and Other Securities		Investment Objectives
and Management
							Policies; Purchase of Shares;
							Redemption of Shares; Taxes

19.	Purchase, Redemption and Pricing		Purchase of Shares;
Redemption of
	of Securities Being Offered			Shares; Valuation of
Shares; Distributor;
							Exchange Privilege

20.	Tax Status					Taxes

21.	Underwriters					Distributor

22.	Calculation of Performance Data		Performance Data

23.	Financial Statements				Financial Statements




SMITH BARNEY INCOME FUNDS
PART A

    Incorporated by reference to Part A of Post-Effective Amendment No. 43 ("Post-Effective Amendment No. 43") to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange
Commission (the "SEC") on November 27, 1996 as Accession number
0000091155-96-000486 (File Nos. 2-96408 and 811-4254) (the "Registration
Statement.")




SMITH BARNEY INCOME FUNDS
PART B

    Incorporated by reference to Part B of Post-Effective Amendment No. 43 to the Registrant's Registration Statement filed with the SEC on November 27, 1996 as Accession number 0000091155-96-000486.




SMITH BARNEY INCOME FUNDS
PART C

    Incorporated by reference to Part C of Post-Effective Amendment No. 43 to the Registrant's Registration Statement filed with the SEC on November 27, 1996 as Accession number 0000091155-96-000486.




	SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the
Registrant, SMITH BARNEY INCOME FUNDS, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York,
State of New York on the     5th day of December, 1996.

	SMITH BARNEY INCOME FUNDS

						By: /s/ Heath B. McLendon
						Heath B. McLendon, Chairman of the
Board

	Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature				Title				Date


/s/ Heath B. McLendon		Chairman of the Board
	   12/5/96
Heath B. McLendon		(Chief Executive Officer)


/s/ Lewis E. Daidone			Senior Vice President and
	   12/5/96
Lewis E. Daidone			Treasurer (Chief Financial
					and Accounting Officer)


/s/ Lee Abraham*			Trustee
	   12/5/96
Lee Abraham


/s/ Antoinette C. Bentley*		Trustee
	   12/5/96
Antoinette C. Bentley


/s/ Allan J. Bloostein*			Trustee
	   12/5/96
Allan J. Bloostein


/s/ Madelon Devoe-Talley*		Trustee
	   12/5/96
Madelon Devoe-Talley


/s/ Richard E. Hanson*			Trustee
	   12/5/96
Richard E. Hanson



* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated September 4, 1996.


/s/ Heath B. McLendon
Heath B. McLendon




EXHIBITS


 Exhibit No.	Description of Exhibits


		Cover Letter to SEC

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